restructuring and other costs (Tables)	6 Months Ended
Jun. 30, 2026
restructuring and other costs
Schedule of restructuring and other costs presented in the Consolidated statements of income and other comprehensive income

	Three months		Six months
Periods ended June 30 (millions)	2026	2025	2026	2025
Restructuring [1] (b)
Goods and services purchased	$56	$42	$113	$76
Employee benefits expense	97	87	212	144
	153	129	325	220
Other (c)
Goods and services purchased	17	4	30	10
Employee benefits expense	19	—	149	—
	36	4	179	10
Total
Goods and services purchased	73	46	143	86
Employee benefits expense	116	87	361	144
	$189	$133	$504	$230

1	For the three-month and six-month periods ended June 30, 2026, excludes real estate rationalization-related restructuring net impairments of property, plant and equipment of $NIL (2025 – $1) and $4 (2025 – $4), respectively, which are included in depreciation.